EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

15.          EMPLOYEE BENEFIT PLANS

Full time employees in the PRC, Singapore and Malaysia participate in government-mandated defined contribution plans pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits, which were expenses as incurred, was $6,774, $3,147 and $7,072 for the years ended December 31, 2019, 2020 and 2021, respectively.